Trade Receivables, Net	12 Months Ended
Dec. 31, 2023
Trade Receivables, Net [Abstract]
TRADE RECEIVABLES, NET

NOTE 5 – TRADE RECEIVABLES, NET

	December 31
	2023	2022
A. Composition:

Trade receivables	2,468	2,790
Less expected credit loss (see Note C below)	(16)	(16)

Trade receivables, net	2,452	2,774

B.	From time to time the Company enters into agreements with a banking corporation for the factoring of specific customers’ debt; under those agreements, the company receives immediately up to 85% of the invoice amount (as agreed by the parties), and the remaining balance is paid to the company when payment is received from the customer, against the payment of a credit allocation fee and interest at a variable rate (of prime plus a margin);

As of December 31, 2023 and 2022, the open factoring transactions with the banking corporation amounted to $0 and $357 respectively. A review conducted by the Company indicates that such factoring agreements meet the criteria for classification as assignment by way of sale, and therefore, when there are open factoring transactions, those transactions are presented net of the balance of the customer debt in respect of which it was entered into.

In 2023 and 2022, the Company sold customer debts in a total amount of $475 and $2,440, respectively.

In 2023 and 2022, the factoring expenses recorded under finance amounted to $9 and $27, respectively.

C.	The Company mitigate its credit risk by securing a substantial part of the payment in advance for customers classified as other customers, as well as factoring substantial part of the balance for customers.

For the remaining balance for trade receivables, impairment provisions are recognized based on the simplified approach within IFRS 9 using a provision matrix in the determination of the lifetime expected credit losses.

The Company organizes its trade receivables into three groups:

1.	Key customers in Israel - each of which is responsible for 10% or more of the total revenues.

2.	Key customers in rest of world - each of which is responsible for 10% or more of the total revenues.

3.	Other customers.

Write-off policy

The Company writes off its financial assets if any of the following occur:

●	Inability to locate the debtor.

●	Discharge of the debt in bankruptcy.

●	It is determined that the efforts to collect the debt are no longer cost-effective given the size of receivable.

The collections department must comply with the collection efforts outlined in the policy to collect delinquent customer accounts before any write-offs are made.

At every reporting date, the historically observed default rates are updated and changes in the forward-looking estimates are analyzed. The Company estimated the following provision matrix:

looking estimates are analyzed. The Company estimated the following provision matrix:

Three-level provision matrix

	Default rate	As of December 31, 2023	ECL	Default rate	As of December 31, 2022	ECL

Key customers IL	0.1%	2,062	2	0.1%	2,098	2
Other customers	3.5%	406	14	2.1%	676	14
Total		2,468	16		2,774	16

The Company periodically estimates the financial stability of its customers. The Company believes that the financial stability of its key customers is high.